Fair Value Measurements	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Fair Value Disclosures [Line Items]
Fair Value Measurements
Note 9 — Fair Value Measurements
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
At December 31, 2020, assets held in the Trust Account were comprised of $690,000,000 in cash. At June 30, 2021, assets held in the Trust Account were comprised of $690,021,942 in money market funds. During the period ended June 30, 2021 and December 31, 2020, the Company did not withdraw any interest income from the Trust Account.
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at June 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level	June 30, 2021	December 31, 2020
Assets – Assets Held in Trust Account	1	$690,021,942	$—
Liabilities:
Warrant Liability – Public Warrants	1	$27,738,000	$59,064,000
Warrant Liability – Private Placement Warrants	3	$34,486,796	$90,856,186
Warrant Liability – Conversion option on working capital loan	3	$2,365,417	$—
FPA Liability	2	$6,830,624	$69,874,782
The Warrants were accounted for as liabilities in accordance with ASC
815-40
and are presented within warrant liabilities on the accompanying balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within the change in fair value of warrant liabilities in the statement of operations.
The Private Placement Warrants are valued using a Modified Black Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement. The Modified Black Scholes model’s primary unobservable input utilized in determining the fair value of the Private Placement Warrants is the expected volatility of the common stock. The expected volatility as of the Initial Public Offering date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates was implied from the Company’s own Public Warrant pricing. The Public Warrants for periods where no observable traded price was available are valued using a barrier option simulation. For periods subsequent to the detachment of the Public Warrants from the Units, the Public Warrant quoted market price was used as the fair value as of each relevant date.
The following table presents the changes in the fair value of Level 3 warrant liabilities:

Private Placement
Fair value as of January 1, 2021	$90,856,186
Change in fair value	(56,369,390)

Fair value as of June 30, 2021	$34,486,796

Conversion Option On Working Capital Loan Liability
The liability for the conversion option was valued using a Black-Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement. The Black Scholes model’s primary unobservable input utilized in determining the fair value of the conversion option is the expected volatility of the common stock. The expected volatility was implied from the Company’s own Public Warrant pricing.
The following table presents the changes in the fair value of the conversion option liability:

Conversion Option Liability
Fair value as of January 1, 2021	$—
Initial classification of conversion option liability	8,480,557
Change in fair value	(6,115,140)

Fair value as of June 30, 2021	$2,365,417

FPA Liability
The liability for the FPAs were valued using an adjusted net assets method, which is considered to be a Level 2 fair value measurement. Under the net assets method utilized, the aggregate commitment of $175 million pursuant to the FPAs is discounted to present value and compared to the fair value of the common stock and warrants to be issued pursuant to the FPAs. The fair value of the common stock and warrants to be issued under the FPAs are based on the public trading price of the Units issued in the Company’s IPO. The excess (liability) or deficit (asset) of the fair value of the common stock and warrants to be issued compared to the $175 million fixed commitment..
The subsequent measurement of the FPA as of June 30, 2021 is classified as Level 2 due to the use of an observable market quote in an active market and the subsequent measurement of the FPA as June 30, 2021 is classified Level 2 due to no longer using the unobservable inputs.
The following table presents a summary of the changes in the fair value of the FPA liability, a Level 2 liability, measured on a recurring basis:

FPA Liability
Fair value as of January 1, 2021	$69,874,782
Change in fair value	(63,044,158)

Fair value as of June 30, 2021	$6,830,624

There were no other transfers between levels for the six months ended June 30, 2021.

NOTE 10 — FAIR VALUE MEASUREMENTS
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity
in accordance with ASC Topic 320 “Investments—Debt and Equity Securities.”
Held-to-maturity
securities are those securities which the Company has the ability and intent to hold until maturity.
Held-to-maturity
treasury securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts. At December 31, 2020, the Company had no held-to-maturity
securities.
At December 31, 2020, assets held in the Trust Account were comprised of $690,000,000 in cash. During the period ended December 31, 2020, the Company did not withdraw any interest income from the Trust Account.
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level	December 31, 2020
Liabilities:
Warrant Liability – Public Warrants	1	$59,064,000
Warrant Liability – Private Placement Warrants	3	$90,856,186
FPA Liability	3	$69,874,782
The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on our balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statement of operations.
The Private Warrants were initially valued using a Modified Black Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement. The Modified Black Scholes model’s primary unobservable input utilized in determining the fair value of the Private Warrants is the expected volatility of the common stock. The expected volatility as of the IPO date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target. The expected volatility as of subsequent valuation dates was implied from the Company’s own public warrant pricing. The Public Warrants for periods where no observable traded price was available are valued using a barrier option simulation. For periods subsequent to the detachment of the Public Warrants from the Units, the Public Warrant quoted market price was used as the fair value as of each relevant date.
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of July 3, 2020 (inception)	$—	$—	$—
Initial measurement on August 18, 2020	22,792,602	20,412,606	43,205,208
Change in valuation inputs or other assumptions	68,063,584	38,651,394	106,714,978

Fair value as of December 31, 2020	$90,856,186	$59,064,000	$149,920,186

There were no transfers in or out of Level 3 from other levels in the fair value hierarchy.
FPA Liability
The liability for the FPAs were valued using an adjusted net assets method, which is considered to be a Level 3 fair value measurement. Under the adjusted net assets method utilized, the aggregate commitment of $175 million pursuant to the FPAs is discounted to present value and compared to the fair value of the common stock and warrants to be issued pursuant to the FPAs. The fair value of the common stock and warrants to be issued under the FPAs are based on the public trading price of the Units issued in the Company’s IPO. The excess (liability) or deficit (asset) of the fair value of the common stock and warrants to be issued compared to the $175 million fixed commitment is then reduced to account for the probability of consummation of the Business Combination. The primary unobservable input utilized in determining the fair value of the FPAs is the probability of consummation of the Business Combination. As of December 31, 2020, the probability assigned to the consummation of the Business Combination was 95% which was determined based on an observed success rates of business combinations for special purpose acquisition companies.
The following table presents a summary of the changes in the fair value of the FPA liability, a Level 3 liability, measured on a recurring basis.

FPA Liability
Fair value, July 3, 2020	$—
Loss on change in fair value (1)	69,874,782

Fair value, December 31, 2020	$69,874,782

(1)	Represents the non-cash loss on change in valuation of the FPA liability and is included in loss on change in fair value of FPA liability on the statement of operations.

Cypress Holdings Inc And Subsidiaries [Member]
Fair Value Disclosures [Line Items]
Fair Value Measurements
4.	FAIR VALUE MEASUREMENTS
Assets and Liabilities Measured at Fair Value on a Recurring Basis
—As of June 30, 2021 and December 31, 2020, the Company has interest rate swaps recognized as either assets or liabilities and are measured at fair value on a recurring basis.
The fair value is estimated using inputs that are observable or that can be corroborated by observable market data and, therefore, are classified within Level 2 of the fair value hierarchy as of June 30, 2021 and December 31, 2020. At June 30, 2021, the interest rate swaps had a fair value liability of $12.0 million and are classified as interest rate swap derivatives within current liabilities in the accompanying condensed consolidated balance sheet. At December 31, 2020, the interest rate swaps had a fair value liability of $18.4 million and are classified within other liabilities in the accompanying condensed consolidated balance sheet.
The following table presents the fair value of the assets and liabilities measured at fair value on a recurring basis at June 30, 2021 (in thousands):

	Fair Value	Level 1	Level 2	Level 3
Liabilities
Interest rate swaps	$11,993	$—	$11,993	$—

Total	$11,993	$—	$11,993	$—

The following table presents the fair value of the assets and liabilities measured at fair value on a recurring basis at December 31, 2020 (in thousands):

	Fair Value	Level 1	Level 2	Level 3
Liabilities
Interest rate swaps	$18,359	$—	$18,359	$—

Total	$18,359	$—	$18,359	$—

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
—The Company has assets that under certain conditions are subject to measurement at fair value on a nonrecurring basis. These assets include those associated with acquired businesses, including goodwill and other intangible assets. For these assets, measurement at fair value in periods subsequent to their initial recognition is applicable if one or more is determined to be impaired. During the three and six months ended June 30, 2021 and the year ended December 31, 2020, the Company recognized no impairment related to these assets.
Fair Value of Other Financial Instruments
—The following table presents the carrying amounts, net of debt discount, and estimated fair values of the Company’s financial instruments that are not recorded at fair value on the condensed consolidated balance sheets (in thousands):

	June 30, 2021		December 31, 2020
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
First Lien Term Loan, including current portion	$1,326,835	$1,328,228	$1,333,366	$1,332,433
The fair value of the Company’s long-term debt, including current maturities, was estimated based on the quoted market prices for the same or similar instruments and fluctuates with changes in applicable interest rates among other factors. The fair value of long-term debt is classified as a Level 2 measurement in the fair value hierarchy and is established based on observable inputs in less active markets.

4.	FAIR VALUE MEASUREMENTS
Assets and Liabilities Measured at Fair Value on a Recurring Basis
—As of December 31, 2020 and 2019, the Company has interest rate swaps recognized as either assets or liabilities and are measured at fair value on a recurring basis.
The fair value is estimated using inputs that are observable or that can be corroborated by observable market data and, therefore, are classified within Level 2 of the fair value hierarchy as of December 31, 2020 and 2019. At December 31, 2020 and 2019, the interest rate swaps had a fair value liability of $18.4 million and $5.1 million, respectively, and are classified within other liabilities in the accompanying consolidated balance sheets.
The following table presents the fair value of the assets and liabilities measured at fair value on a recurring basis at December 31, 2020 (in thousands):

Liabilities	Fair Value	Level 1	Level 2	Level 3
Interest rate swaps	$18,359	$—	$18,359	$—

Total	$18,359	$—	$18,359	$—
The following table presents the fair value of the assets and liabilities measured at fair value on a recurring basis at December 31, 2019 (in thousands):

Liabilities	Fair Value	Level 1	Level 2	Level 3
Interest rate swaps	$5,110	$—	$5,110	$—

Total	$5,110	$—	$5,110	$—
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
—The Company has assets that under certain conditions are subject to measurement at fair value on a nonrecurring basis. These assets include those associated with acquired businesses, including goodwill and other intangible assets. For these assets, measurement at fair value in periods subsequent to their initial recognition is applicable if one or more is determined to be impaired. During the year ended December 31, 2020, the Company recognized no impairment related to these assets. During the year ended December 31, 2019, the Company recognized an impairment charge related to both goodwill and definite-lived intangible assets (Note 9). During the year ended December 31, 2018, the Company recognized no impairment related to these assets.

Fair Value of Other Financial Instruments
—The following table presents the carrying amounts, net of debt discount, and estimated fair values of the Company’s financial instruments that are not recorded at fair value on the consolidated balance sheets (in thousands):

	December 31, 2020		December 31, 2019
Description	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
First Lien Term Loan, including current portion	$1,333,366	$1,332,433	$973,386	$979,470
Second Lien Term Loan	—	—	372,920	375,344
The fair value of the Company’s long-term debt, including current maturities, was estimated based on the quoted market prices for the same or similar instruments and fluctuates with changes in applicable interest rates among other factors. The fair value of long-term debt is classified as a Level 2 measurement in the fair value hierarchy and is established based on observable inputs in less active markets.